Consolidated statement of cash flows - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Operating activities
Net income	kr 22,980		kr 17,623		kr 1,840
Adjustments to reconcile net income to cash	17,143		19,931		17,832
Cash flows from (used in) Operations	40,123		37,554		19,672
Changes in operating net assets
Inventories	(5,565)		384		261
Customer ﬁnance, current and non-current	34		370		(858)
Trade receivables and contract assets	1,551		(3,185)		10,995
Trade payables	1,385		4,303		(372)
Provisions and post-employment beneﬁts	(118)		(2,669)		(3,729)
Contract liabilities	4,014		(560)		(1,579)
Other operating assets and liabilities, net	2,701		(2,280)		(1,517)
Net changes in operating assets and liabilities	4,002		(3,637)		3,201
Interest received	8		763		1,037
Interest paid	(974)		(1,434)		(1,819)
Taxes paid	(4,094)		(4,313)		(5,218)
Cash ﬂow from operating activities	39,065		28,933		16,873
Investing activities
Investments in property, plant and equipment	(3,663)		(4,493)		(5,118)
Sales of property, plant and equipment	115		254		744
Acquisitions of subsidiaries and other operations	(389)		(9,657)		(1,753)
Divestments of subsidiaries and other operations	448		59		248
Product development	(962)		(817)		(1,545)
Purchase of interest-bearing securities	(35,415)		(13,637)		(12,507)
Sale of interest-bearing securities	20,114		12,289		16,721
Other investing activities	(131)		801		(331)
Cash ﬂow from investing activities	(19,883)		(15,201)		(3,541)
Financing activities
Proceeds from issuance of borrowings	7,882		3,219		5,050
Repayment of borrowings	(5,791)		(9,031)		(4,134)
Sale of own shares	42		163		197
Dividends paid	(6,889)		(5,996)		(4,450)
Repayment of lease liabilities	(2,368)	[1]	(2,417)	[1]	(2,990)
Other ﬁnancing activities	(2,183)		1,570		(573)
Cash ﬂow from ﬁnancing activities	(9,307)		(12,492)		(6,900)
Effect of exchange rate changes on cash	563		(2,707)		258
Net change in cash and cash equivalents	10,438		(1,467)		6,690
Cash and cash equivalents, beginning of period	43,612		45,079		38,389
Cash and cash equivalents, end of period	kr 54,050		kr 43,612		kr 45,079

[1]	Including advance payments.